Employee benefit expenses	12 Months Ended
Dec. 31, 2020
Employee benefit expenses
Employee benefit expenses

7             Employee benefit expenses

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Wages and salaries	169,546	186,716	225,085
Share-based compensation expenses	—	47,788	78,967
Pension costs - defined contribution plans	12,026	12,935	5,841
Other staff welfare expenses	9,734	11,056	12,670
	191,306	258,495	322,563